Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Prepayments and other current assets [Abstract]
Prepayments to suppliers	$ 169,181	¥ 1,095,918	¥ 498,298
Interest income receivable	4,072	26,376	6,510
Prepayment for advertising expenses	14,255	92,339	¥ 53,664
Yield enhancement products from Exchange and trust companies	62,905	407,487
Others	11,940	77,348	¥ 16,825
Total	$ 262,353	¥ 1,699,468	¥ 575,297